S000012079 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	201 Months Ended	265 Months Ended	322 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
C000032900 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.16%	8.88%	9.82%
Performance Inception Date							Nov. 25, 2002
C000032900 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.75%	7.94%	8.68%
Performance Inception Date							Nov. 25, 2002
C000032900 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.85%	6.90%	7.74%
Performance Inception Date							Nov. 25, 2002
C000032902 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.90%	9.36%	9.65%
Performance Inception Date							Nov. 25, 2002
C000032905 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.01%	10.46%	10.75%
Performance Inception Date								Mar. 04, 1998
C000061836 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.48%	9.91%	10.20%
Performance Inception Date						Mar. 28, 2008
C000122670 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.09%	10.53%	10.84%
Performance Inception Date					Nov. 08, 2012
C000122671 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.18%	10.58%	10.90%
Performance Inception Date					Nov. 08, 2012
C000255599 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.03%	10.46%	10.75%
Performance Inception Date	Oct. 02, 2024